Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements Of Comprehensive Income Loss [Abstract]
Net loss from continuing operation	$ (37,146)	$ (84,606)	$ (80,569)
Net (loss) profit from discontinued operation	(1,885)	(2,030)	569
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) from defined benefit plan	168	92	(121)
Foreign currency translation from functional currency to presentation currency	(242)	(940)	(5,473)
Total other comprehensive loss	(74)	(848)	(5,594)
Total comprehensive loss	(39,105)	(87,484)	(85,594)
Attributable to:
Equity holders of the Company	(39,781)	(88,232)	(87,095)
Non-controlling interests	676	748	1,501
Total comprehensive income for the year	$ (39,105)	$ (87,484)	$ (85,594)